CAPITAL STOCK AND REVERSE STOCK SPLIT (Details Narrative) - USD ($)								3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 07, 2022	Oct. 19, 2021	Sep. 28, 2021	Jul. 28, 2021	Jul. 01, 2021	Apr. 23, 2021	Dec. 11, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 06, 2022	Jul. 27, 2021	Dec. 15, 2020	Nov. 25, 2020	Nov. 18, 2020	Aug. 17, 2020	Apr. 15, 2020	Mar. 05, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Reverse stock split	1-for-8				1-for-2,000							Effective March 7, 2022 and July 1, 2021, we effected an 8 for 1 and 2,000 for 1 reverse stock split, respectively, of our issued and outstanding common stock (the “Reverse Stock Splits”).
Common stock par value	$ 0.001							$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized								337,500		337,500		337,500	337,500
Preferred stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock issued during period, value											$ 846,801	$ 846,801
Accrued dividend									$ 5,492	$ 104,631	9,441	40,149	$ 484
Amortization of debt discount										$ 1,549,752	$ 1,448,308	$ 2,906,645	$ 2,110,645
Common stock, shares authorized								125,000,000		125,000,000		125,000,000	125,000,000	125,000,000		1,800,000,000			1,500,000,000	750,000,000	250,000,000
Common Stock, Voting Rights										All shares have equal voting rights, are non-assessable, and have one vote per share.
Common stock issued for cashless warrant										6,631		1,116
Asset purchase agreement consideration shares										380,952
Common stock, shares issued								954,561		954,561		122,044	65,308
Common stock, shares outstanding								954,561		954,561		122,044	65,308
Warrants exercised with cashless										7,567		1,129	2,416
Number of warrants to acquire common stock, shares								6,631		6,631								39
Amortization of debt issuance costs												$ 345,188	$ 203
Capital units authorized												125,000,000
Financing cost												$ 10,000
Financing discount												$ 143,199
Shares issued for asset purchase													1,197
Warrants weighted average exercise price								$ 22.07		$ 22.07		$ 27.86	$ 20.00									$ 7,862.34
Number of shares issued										19,166		141,721	6,271
Debt instrument, face amount																		$ 100,000
Warrant One [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights												$ 120
Number of shares issued												6,933
Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 36			$ 120									$ 36
Number of shares issued			2,917	15,666		6,933
Commercial Paper [Member]
Class of Stock [Line Items]
Conversion of stock shares issued												1,414
Shares Issued for Conversion of Debt [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt													50,847
Coomon Stock Purchase Agreement [Member] | Triton Funds LP [Member]
Class of Stock [Line Items]
Common stock issued for cashless warrant							1,250
Number of warrants to acquire common stock, shares							6,250
Class of warrant or right, exercise price of warrants or rights							$ 160
Warrants to purchase common stock							$ 1,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Debt instrument, face amount													$ 81,000
Holders [Member]
Class of Stock [Line Items]
Warrants outstanding													2
Loss on settlement in exchange of warrants													$ 100,000
Promissory Note [Member]
Class of Stock [Line Items]
CoShares issued as loan fee										18,170
Secured Promissory Note [Member] | Warrant [Member]
Class of Stock [Line Items]
Debt instrument, face amount			$ 282,000			$ 832,000									$ 282,000
Common Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issuable												18,024
Stock conversion, shares converted										108,000
Shares issued during the period, new issues											83,336	10,419	753
Stock issued during period, value											$ 83	$ 10
Stock issued for conversion of debt								151,200		165,273	101,748	24,536	50,847
Common stock issued for cashless warrant													2,377
Shares issued for service								153,491		153,491			1,796
Common stock, shares issued								954,561		954,561		122,044
Common stock, shares outstanding								954,561		954,561		122,044
Stock issued during period, shares, employee benefit plan													97
Share based compensation, shares									3,688		9,168	1,227	2,581
Stock issued during period, shares, acquisitions								380,952		380,952			7,605
Shares issued for asset purchase													8,802
Common Stock [Member] | Shares Issuance for Cash [Member]
Class of Stock [Line Items]
Shares issued during the period, new issues												10,419
Stock issued during period, value												$ 1,000,000
Common Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt												24,536
Common Stock [Member] | Mr. Remillard [Member]
Class of Stock [Line Items]
Shares issued during the period, new issues													375
Common Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Share based compensation, shares													32
Common Stock [Member] | Convertible Debt [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt										165,273
Warrant [Member]
Class of Stock [Line Items]
Number of warrants to acquire common stock, shares													21
Warrants term													5 years
Class of warrant or right, exercise price of warrants or rights		$ 36										$ 7.44	$ 8,000
Increasein warants													22,919
Warrants exercisable													23,057
Warrants weighted average exercise price													$ 81.60
Number of shares issued		40,404										74,671
Warrant [Member] | Convertible Promissory Note [Member]
Class of Stock [Line Items]
Debt instrument, face amount		$ 444,444										$ 555,555
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								150,000		150,000		150,000	150,000
Preferred stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.001
CoShares issued as loan fee										1,000		1,000
Preferred stock, voting rights										entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.		entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock
Preferred stock, shares issuable								108		108
Preferred stock, shares issued								149,892		149,892		150,000	150,000
Preferred stock, shares outstanding								149,892		149,892		150,000	150,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares issued during the period, new issues													148,666
Series A Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued										108,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								80,000		80,000		80,000	80,000				80,000
Preferred stock, par value								$ 0.001		$ 0.001		$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares issuable												33,875
Stock conversion, shares converted													5,300
Preferred stock, shares issued								0		0		29,750	5,300
Preferred stock, shares outstanding								0		0		29,750	5,300
Preferred stock, description										Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) is convertible into Common Stock at a price per share equal to sixty one percent (61%) of the lowest price for our Common Stock during the twenty (20) days of trading preceding the date of the conversion; (iii) earns dividends at the rate of nine percent (9%) per annum; and, (iv) has no voting rights.		Each share of Series B (i) has a stated value of Ten Dollars ($10.00) per share; (ii) are convertible into common stock at a price per share equal to sixty one percent (61%) of the lowest price for the Company’s common stock during the twenty (20) day of trading preceding the date of the conversion; (iii) earn dividends at the rate of nine percent (9%) per annum; and, (iv) generally have no voting rights
Shares issued during the period, new issues										7,875		62,700
Stock issued during period, value										$ 78,750			$ 50,000
Financing fee								$ 3,750		$ 3,750			$ 3,000
Stock redeemed or called during period shares										37,625		4,375
Stock redeemed or called during period, value										$ 487,730		$ 63,999
Accrued dividend										104,631
Amortization of debt discount										$ 22,439
Stock issued for conversion of debt												6,560
Preferred stock, stated value												$ 10.00
Accured dividend												$ 65,600
Series B Preferred Stock [Member] | Issuance of Shares [Member]
Class of Stock [Line Items]
Shares issued during the period, new issues												56,400
Stock issued during period, value												$ 525,000
Financing fee												$ 39,000
Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued												18,024
Shares issued for service												1,227